INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Details) - Schedule of Investment in subsidiary undertakings of the Bank - Subsidiary undertakings of the Bank - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Details) - Schedule of Investment in subsidiary undertakings of the Bank [Line Items]
At 1 January	£ 32,878	£ 31,135
Additions and capital injections	110	2,362
Capital contributions	73
Capital repayments	(210)
Disposals	(103)	(317)
Adjustment on vesting of businesses (see below)		(127)
Impairment	(92)	(175)
At 31 December	£ 32,656	£ 32,878